Long-term Debt and Capital Lease Obligations (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended				12 Months Ended							12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Amended 2006 Senior Credit Agreement [Member] USD ($)	Dec. 31, 2013 Amended 2006 Senior Credit Agreement [Member] USD ($)	Dec. 31, 2014 Revolving Credit USD [Member] USD ($)	Dec. 31, 2014 Accounts Receivable Facility USD ($)	Dec. 31, 2013 Accounts Receivable Facility USD ($)	Dec. 31, 2014 Term Loan USD [Member] USD ($)	Dec. 31, 2013 Term Loan USD [Member] USD ($)	Dec. 31, 2014 Term Loan EUR [Member] USD ($)	Dec. 31, 2014 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2014 Revolving Credit USD [Member] USD ($)	Dec. 31, 2013 Revolving Credit USD [Member] USD ($)	Dec. 31, 2014 Revolving Credit EUR [Member] USD ($)	Dec. 31, 2013 Revolving Credit EUR [Member] USD ($)	Dec. 31, 2014 2010 5.5% USD ($)	Dec. 31, 2014 2010 5.5% EUR (€)	Dec. 31, 2013 2010 5.5% USD ($)	Dec. 31, 2014 2011 3.58% USD ($)	Dec. 31, 2014 2011 3.58% EUR (€)	Dec. 31, 2013 2011 3.58% USD ($)	Dec. 31, 2014 2007 6 7/8% USD ($)	Dec. 31, 2013 2007 6 7/8% USD ($)	Dec. 31, 2014 2011 6.5% EUR USD ($)	Dec. 31, 2014 2011 6.5% EUR EUR (€)	Dec. 31, 2013 2011 6.5% EUR USD ($)	Dec. 31, 2014 2011 6.5% USD USD ($)	Dec. 31, 2013 2011 6.5% USD USD ($)	Dec. 31, 2014 2012 5.625% USD ($)	Dec. 31, 2013 2012 5.625% USD ($)	Dec. 31, 2014 2012 5.25% USD ($)	Dec. 31, 2014 2012 5.25% EUR (€)	Dec. 31, 2013 2012 5.25% USD ($)	Dec. 31, 2014 2011 5.75% USD ($)	Dec. 31, 2013 2011 5.75% USD ($)	Dec. 31, 2014 2011 5.25% USD ($)	Dec. 31, 2014 2011 5.25% EUR (€)	Dec. 31, 2013 2011 5.25% USD ($)	Dec. 31, 2014 2012 5.875% USD ($)	Dec. 31, 2013 2012 5.875% USD ($)	Dec. 31, 2014 Senior Notes 2014 4.125% USD ($)	Dec. 31, 2014 Senior Notes 2014 4.75% USD ($)	Dec. 31, 2013 Euro Notes [Member] USD ($)	Dec. 31, 2013 EIB Agreements [Member] USD ($)	Dec. 31, 2014 convertible debt USD ($)
Debt Instrument [Line Items]
Senior Credit Agreement		$ 2,707,145	$ 2,900,222
Senior Long Term Notes	5,514,947	4,824,753																																										46,545	193,074	451,653
Capital lease obligations	40,991	24,264
Other	144,321	111,259	232,943	232,943
Long-term debt and capital lease obligations	9,393,884	8,258,290
Less current maturities	(313,607)	(511,370)
Total long-term debt less current maturities	9,080,277	7,746,920
Revolving credit maximum amount available	4,349,870	3,789,550			1,000,000			2,500,000	2,500,000	364,230				600,000	485,640	689,550
Revolving credit balance outstanding	2,900,222	2,707,145						2,500,000	2,500,000	364,230			35,992	138,190		68,955
Maximum amount available						800,000	800,000
Balance outstanding	5,514,947	4,824,753				341,750	351,250										302,537		342,944	121,410		137,910	497,781	496,894	482,097		546,531	397,084	396,297	800,000	800,000	303,525		344,775	646,283	645,672	364,230		413,730	700,000	700,000	500,000	400,000
Amount of periodic principal payments								50,000		6,000
Fees associated with Senior Credit Agreement	19,265
Letter of credit outstanding which reduces available borrowings under the revolving credit facility						66,622	65,622				6,893	9,444
Interest rate								1.60%		1.42%
Senior Notes Issued February 2011 [Abstract]
Issuance date	Oct. 15, 2020																			Oct. 15, 2016	Oct. 15, 2016		Jul. 15, 2017		Sep. 15, 2018	Sep. 15, 2018		Sep. 15, 2018		Jul. 31, 2019		Jul. 31, 2019	Jul. 31, 2019		Feb. 15, 2021		Feb. 15, 2021	Feb. 15, 2021								Sep. 19, 2014
Issuer	FMC Finance VI S.A. 2010 FMC Finance VIII S.A. 2011 FMC US Finance, Inc. 2007 FMC Finance VIII S.A. 2011 FMC US Finance II, Inc. 2011 FMC US Finance II, Inc. 2012 FMC Finance VIII S.A. 2012 FMC US Finance, Inc. 2011 FMC Finance VII S.A. 2011																																							FMC US Finance II, Inc. 2012		FMC US Finance II, Inc. 2014	FMC US Finance II, Inc. 2014
Face amount								2,500,000		300,000	1,500,000		1,000,000		400,000			250,000			100,000		500,000			400,000		400,000		800,000			250,000		650,000			300,000		700,000		500,000	400,000			514,080
Stated interest rate																	5.50%	5.50%		3.582%	3.582%		6.875%		6.50%	6.50%		6.50%		5.625%		5.25%	5.25%		5.75%		5.25%	5.25%		5.875%		4.125%	4.75%			1.12%
Maturity date																	Jul. 15, 2016	Jul. 15, 2016																												Jan. 30, 2020
Accounts receivable facility	341,750	351,250
Pending payments of purchase considerations	34,973	94,084
Annual Payments [Abstract]
2014	313,607
2015	701,714
2016	1,099,976
2017	1,120,753
2018	3,089,452
Thereafter	$ 3,116,570